Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Balances With Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties
d.	Balances with related parties:

	June 30,	December 31,
	2018	2017
	Unaudited
Assets:

Trade receivables	$7,335	$14,329
Other account receivables and prepaid expenses	$-	$2

Liabilities:

Trade payables	$106	$63
Other account payables and accrued expenses	$187	$140

Transactions With Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties
e.	Transactions with related parties:

	Six months ended June 30,
	2018	2017
	Unaudited

Revenues	$7,958	$8,630

Expenses:
Cost of revenues	$58	$93

Operating expenses:
Research and development, net	$241	$183
Sales and marketing, net	$131	$95
General and administrative	$127	$109

Capital expenses	$40	$9